RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Related Party Balances

Related party balances as of June 30, 2020 and 2019 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2020	June 30, 2019

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000